CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012 As Adjusted - note 2
Net cash provided by (used in) operating activities	$ (14,977)	$ 136,433
Cash flow from investing activities:
Capital expenditure on construction in progress		(74,111)
Purchase of property, equipment and leasehold improvements	(1,095)	(1,689)
Repayment (borrowing) of due from an affiliate		7,903
Net cash used in investing activities	(1,095)	(67,897)
Cash flow from financing activities:
Proceeds from borrowings	57,363	29,185
Repayments of borrowings	(43,877)	(102,315)
Proceeds from affiliates for debt	7,651	113,419
Repayment to affiliates	(19,843)	(73,480)
Increase in accounts payable, related parties	204,956	152,979
Repayment to accounts payable, related parties	(201,207)	(136,116)
Dividend paid		(5,885)
Capital distribution		(29,358)
Net cash provided by (used in) financing activities	5,043	(51,571)
Net cash provided by (used in) operating, financing and investing activities	(11,029)	16,965
Effect of foreign currency translation on cash and cash equivalents	608	(213)
Net increase (decrease) in cash and cash equivalents	(10,421)	16,752
Cash and equivalents, beginning of period	75,777	43,048
Cash and equivalents, end of period	65,356	59,800
Supplemental disclosure of cash flow information:
Interest paid	3,589	10,894
Income taxes paid	$ 5,855	$ 4,930